Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 29, 2012
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBADX
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBBAX
WBI Absolute Return Dividend Growth Fund (Prospectus Summary) | WBI Absolute Return Dividend Growth Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBIDX
WBI Absolute Return Dividend Growth Fund (Prospectus Summary) | WBI Absolute Return Dividend Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBDGX

WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund
WBI ABSOLUTE RETURN BALANCED FUND (the "Balanced Fund")
Investment Objective
The Balanced Fund's investment objectives are to seek current income and long-term capital appreciation, while also seeking to protect principal during unfavorable market conditions.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees WBI Absolute Return Balanced Fund	No Load Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WBI Absolute Return Balanced Fund		No Load Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Shareholder Servicing Plan Fees		0.40%	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)		5.41%	4.80%
Acquired Fund Fees and Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses		6.74%	5.88%
Less: Fee Waiver and Expense Reimbursement	[1]	(4.66%)	(4.05%)
Net Annual Fund Operating Expenses	[2]	2.08%	1.83%
[1]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load shares and 1.75% of average daily net assets for Institutional shares (the "Expense Caps"). The Expense Caps will remain in effect through at least March 30, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.
[2]	Net Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to AFFE.

Example.
This Example is intended to help you compare the cost of investing in the Balanced
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example WBI Absolute Return Balanced Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
No Load Class	211	1,574	2,891	5,986
Institutional Class	186	1,389	2,570	5,434

Portfolio Turnover.
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund
Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 225.23% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Balanced Fund will invest at least 25% (with a target of approximately 40% to 60%) of its net assets in the equity securities of domestic and foreign dividend-paying companies of any size market capitalization with the capacity to increase dividends over time, and at least 25% (with a target of approximately 40% to 50%) of its net assets in domestic and foreign fixed income securities. Approximately 10% of the Fund's net assets may be invested in non-dividend paying equities and/or in option strategies to enhance the Fund's returns or to mitigate risk and volatility. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S.
Government agency securities, high-yield bonds (also known as "junk bonds"), exchange-traded notes ("ETNs"), mortgage-backed securities and variable and floating rate securities. The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager's assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Balanced Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as "junk bonds"). Excluding money market funds, which may be used as cash equivalents, the Fund may also invest up to 60% of its net assets in other investment companies, including exchange-traded funds
("ETFs").

The Balanced Fund seeks to provide absolute returns, regardless of the performance of the overall market. The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases using a combination of price regression and momentum factors. The Advisor's buy discipline systematically adds qualifying securities within the Fund's target allocations using available cash.

The Balanced Fund uses a proprietary bond model to assess the appropriate duration of its fixed income securities exposure. Fixed income positions may be periodically adjusted to reflect changes in the bond model's assessment of the risks and opportunities along the yield curve. A portion of the Fund's bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Once securities are purchased, the Advisor maintains a strict sell discipline with a dynamic stop loss and goal setting process that attempts to control the effects of the volatility of each invested position on the Balanced Fund's value. If a security stays within its acceptable price channel, the Advisor will continue to hold it in the Fund's portfolio. If the security moves outside the acceptable price channel, a stop is triggered and the Advisor will sell the security. This results in a responsive process that actively adjusts the Fund's allocation by causing it to become more fully invested or by raising cash to protect capital.

At the discretion of the Advisor, the Balanced Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.
Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the
Balanced Fund. The following additional risks could affect the value of your investment:

·  Market Risk - Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the
   Balanced Fund.

·  Management Risk - Your investment in the Balanced Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis, and determination of portfolio securities. If the Advisor's investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease. The
   Advisor has not previously managed a mutual fund.

·  Newer Fund Risk - The Balanced Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

·  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

·  Foreign and Emerging Market Securities Risk - Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Balanced Fund's investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

·  Investment Style Risk - The Balanced Fund's investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying common stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund's ability to generate income may be affected.

·  Fixed Income Securities Risk - Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Balanced
   Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  High-Yield Securities Risk - The fixed income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

·  Small and Medium Companies Risk - Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  ETF and Mutual Fund Risk - When the Balanced Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the
   ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Master Limited Partnership Risk - Investing in Master Limited Partnerships
   ("MLPs") entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

·  Exchange-Traded Note Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

·  Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

·  Mortgage-Backed Securities Risk - In addition to the general risks associated with fixed income securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.
Performance
The following performance information provides some indication of the risks of investing in the Balanced Fund. The bar chart shows the annual return for the
Fund's Institutional Shares for one year. The table shows how the Fund's average annual returns for one year and since inception compare to those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND
(1-855-924-3863).
Calendar Year Total Return as of December 31 - Institutional Shares

During the period shown on the bar chart, the Balanced Fund's highest total return for a quarter was 5.45% (quarter ended December 31, 2011) and the lowest total return for a quarter was -6.48% (quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns WBI Absolute Return Balanced Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Load Class	Return before taxes	0.13%	0.13%	Dec 29, 2010
Institutional Class	Return before taxes	0.39%	0.39%	Dec 29, 2010
Institutional Class After Taxes on Distributions	Return after taxes on distributions	0.30%	0.30%	Dec 29, 2010
Institutional Class After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	0.37%	0.33%	Dec 29, 2010
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	1.93%	Dec 29, 2010
Barclays Capital Government / Credit Bond Index	Barclays Capital Government / Credit Bond Index (reflects no deduction for fees, expenses ortaxes)	8.74%	8.97%	Dec 29, 2010
50% S&P 500® Total Return Index / 50% Barclays Capital Government / Credit Bond Index	50% S&P 500® Total Return Index / 50% Barclays Capital Government / Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.73%	5.74%	Dec 29, 2010

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Balanced Fund through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 29, 2012
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WBI ABSOLUTE RETURN BALANCED FUND (the "Balanced Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Balanced Fund's investment objectives are to seek current income and long-term capital appreciation, while also seeking to protect principal during unfavorable market conditions.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund
Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 225.23% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	225.23%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Net Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Balanced
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Balanced Fund will invest at least 25% (with a target of approximately 40% to 60%) of its net assets in the equity securities of domestic and foreign dividend-paying companies of any size market capitalization with the capacity to increase dividends over time, and at least 25% (with a target of approximately 40% to 50%) of its net assets in domestic and foreign fixed income securities. Approximately 10% of the Fund's net assets may be invested in non-dividend paying equities and/or in option strategies to enhance the Fund's returns or to mitigate risk and volatility. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S.
Government agency securities, high-yield bonds (also known as "junk bonds"), exchange-traded notes ("ETNs"), mortgage-backed securities and variable and floating rate securities. The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager's assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Balanced Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as "junk bonds"). Excluding money market funds, which may be used as cash equivalents, the Fund may also invest up to 60% of its net assets in other investment companies, including exchange-traded funds
("ETFs").

The Balanced Fund seeks to provide absolute returns, regardless of the performance of the overall market. The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases using a combination of price regression and momentum factors. The Advisor's buy discipline systematically adds qualifying securities within the Fund's target allocations using available cash.

The Balanced Fund uses a proprietary bond model to assess the appropriate duration of its fixed income securities exposure. Fixed income positions may be periodically adjusted to reflect changes in the bond model's assessment of the risks and opportunities along the yield curve. A portion of the Fund's bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Once securities are purchased, the Advisor maintains a strict sell discipline with a dynamic stop loss and goal setting process that attempts to control the effects of the volatility of each invested position on the Balanced Fund's value. If a security stays within its acceptable price channel, the Advisor will continue to hold it in the Fund's portfolio. If the security moves outside the acceptable price channel, a stop is triggered and the Advisor will sell the security. This results in a responsive process that actively adjusts the Fund's allocation by causing it to become more fully invested or by raising cash to protect capital.

At the discretion of the Advisor, the Balanced Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on
		an annual basis.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Balanced Fund. The following additional risks could affect the value of your investment:

·  Market Risk - Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the
   Balanced Fund.

·  Management Risk - Your investment in the Balanced Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis, and determination of portfolio securities. If the Advisor's investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease. The
   Advisor has not previously managed a mutual fund.

·  Newer Fund Risk - The Balanced Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

·  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

·  Foreign and Emerging Market Securities Risk - Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Balanced Fund's investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

·  Investment Style Risk - The Balanced Fund's investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying common stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund's ability to generate income may be affected.

·  Fixed Income Securities Risk - Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Balanced
   Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  High-Yield Securities Risk - The fixed income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

·  Small and Medium Companies Risk - Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  ETF and Mutual Fund Risk - When the Balanced Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the
   ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Master Limited Partnership Risk - Investing in Master Limited Partnerships
   ("MLPs") entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

·  Exchange-Traded Note Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

·  Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

·  Mortgage-Backed Securities Risk - In addition to the general risks associated with fixed income securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in
		these securities.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Balanced Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Balanced Fund. The bar chart shows the annual return for the
Fund's Institutional Shares for one year. The table shows how the Fund's average annual returns for one year and since inception compare to those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND
		(1-855-924-3863).
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Balanced Fund. The bar chart shows the annual return for the Fund's Institutional Shares for one year. The table shows how the Fund's average annual returns for one year and since inception compare to those of broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-WBI-FUND (1-855-924-3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.wbifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31 - Institutional Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Balanced Fund's highest total return for a quarter was 5.45% (quarter ended December 31, 2011) and the lowest
		total return for a quarter was -6.48% (quarter ended September 30, 2011).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Balanced Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Balanced Fund through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund
		shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund | Barclays Capital Government / Credit Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Government / Credit Bond Index (reflects no deduction for fees, expenses ortaxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund | 50% S&P 500® Total Return Index / 50% Barclays Capital Government / Credit Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	50% S&P 500® Total Return Index / 50% Barclays Capital Government / Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	5.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.74%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.66%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.08%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	211
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,574
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,891
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,986
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	4.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.88%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.05%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.83%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	186
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,389
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,570
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,434
Annual Return 2011	rr_AnnualReturn2011	0.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	lowest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.48%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010

[1]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load shares and 1.75% of average daily net assets for Institutional shares (the "Expense Caps"). The Expense Caps will remain in effect through at least March 30, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.
[2]	Net Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to AFFE.

WBI Absolute Return Dividend Growth Fund (Prospectus Summary) | WBI Absolute Return Dividend Growth Fund
WBI ABSOLUTE RETURN DIVIDEND GROWTH FUND (the "Dividend Growth Fund")
Investment Objective
The Dividend Growth Fund's investment objectives are to seek long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Growth Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees WBI Absolute Return Dividend Growth Fund	No Load Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WBI Absolute Return Dividend Growth Fund		No Load Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Shareholder Servicing Plan Fees		0.40%	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)		3.31%	1.92%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses		4.59%	2.95%
Less: Fee Waiver and Expense Reimbursement	[1]	(2.56%)	(1.17%)
Net Annual Fund Operating Expenses	[2]	2.03%	1.78%
[1]	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load shares and 1.75% of average daily net assets for Institutional shares (the "Expense Caps"). The Expense Caps will remain in effect through at least March 30, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.
[2]	Net Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to AFFE.

Example.
This Example is intended to help you compare the cost of investing in the Dividend Growth Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example WBI Absolute Return Dividend Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
No Load Class	206	1,155	2,112	4,539
Institutional Class	181	802	1,450	3,188

Portfolio Turnover.
The Dividend Growth Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 301.31% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Dividend Growth Fund will invest at least
80% of its net assets (including any borrowings for investment purpose) in dividend-paying equity securities of foreign and domestic
companies. Approximately 10% of the Fund's net assets may be invested in non-dividend paying equities, domestic and foreign fixed income securities,
ETFs, ETNs, and/or in option strategies to enhance the Fund's returns or to mitigate risk and volatility. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S.
government agency securities, high-yield bonds (also known as "junk bonds"),
ETNs, and variable and floating rate securities. The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager's assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Dividend Growth Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets. The Fund may invest up to 10% of its net assets in high-yield bonds (also known as "junk bonds"). Excluding money market funds, which may be used as cash equivalents, the Fund may also invest up to 60% of its net assets in other investment companies, including ETFs. Investments in other investment companies that invest predominantly in dividend-paying equity securities are considered dividend-paying equity securities for the 80% test. The Fund may invest in companies of any size market capitalization.

The Dividend Growth Fund seeks to provide absolute returns, regardless of the performance of the overall market, by using quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases using a combination of price regression and momentum factors. The Advisor's buy discipline systematically adds qualifying securities within the Fund's target allocations using available cash.

Once securities are purchased, the Advisor maintains a strict sell discipline with a dynamic stop loss and goal setting process that attempts to control the effects of the volatility of each invested position on the Dividend Growth
Fund's value. If a security stays within its acceptable price channel, the
Advisor will continue to hold it in the Fund's portfolio. If the security moves outside the acceptable price channel, a stop is triggered and the Advisor will sell the security. This results in a responsive process that actively adjusts the Fund's allocation by causing it to become more fully invested or by raising cash to protect capital.

The Dividend Growth Fund's target allocation is 90% dividend-paying equity securities.

At the discretion of the Advisor, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.
Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the
Dividend Growth Fund. The following additional risks could affect the value of your investment:

·  Market Risk - Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the
   Dividend Growth Fund.

·  Management Risk - Your investment in the Dividend Growth Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis, and determination of portfolio securities. If the
   Advisor's investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease. The Advisor has not previously managed a mutual fund.

·  Newer Fund Risk - The Dividend Growth Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

·  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

·  Foreign and Emerging Market Securities Risk - Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Dividend Growth Fund's investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

·  Investment Style Risk - The Dividend Growth Fund's investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund's ability to generate income may be affected.

·  Small and Medium Companies Risk - Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  ETF and Mutual Fund Risk - When the Dividend Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases
   ETFs.

·  Master Limited Partnership Risk - Investing in Master Limited Partnerships
   ("MLPs") entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

·  Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

·  Fixed Income Securities Risk - Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Dividend
   Growth Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may
   "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  High-Yield Securities Risk - The fixed income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in valued based on public perception of the issuer.

·  Exchange-Traded Note Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.
Performance
The following performance information provides some indication of the risks of investing in the Dividend Growth Fund. The bar chart shows the annual return for the Fund's Institutional Shares for one year. The table shows how the Fund's average annual returns for one year and since inception compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND
(1-855-924-3863).
Calendar Year Total Return as of December 31 - Institutional Shares

During the period shown on the bar chart, the Dividend Growth Fund's highest total return for a quarter was 12.11% (quarter ended December 31, 2011) and the lowest total return for a quarter was -19.59% (quarter ended September
30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns WBI Absolute Return Dividend Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Load Class	Return before taxes	(3.32%)	(3.79%)	Dec 29, 2010
Institutional Class	Return before taxes	(3.33%)	(3.79%)	Dec 29, 2010
Institutional Class After Taxes on Distributions	Return after taxes on distributions	(3.39%)	(3.85%)	Dec 29, 2010
Institutional Class After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	(2.09%)	(3.22%)	Dec 29, 2010
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	1.93%	Dec 29, 2010

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Dividend Growth Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 29, 2012
WBI Absolute Return Dividend Growth Fund (Prospectus Summary) | WBI Absolute Return Dividend Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WBI ABSOLUTE RETURN DIVIDEND GROWTH FUND (the "Dividend Growth Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Dividend Growth Fund's investment objectives are to seek long-term capital appreciation and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Growth Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Dividend Growth Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 301.31% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	301.31%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Net Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Dividend Growth Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Dividend Growth Fund will invest at least
80% of its net assets (including any borrowings for investment purpose) in dividend-paying equity securities of foreign and domestic
companies. Approximately 10% of the Fund's net assets may be invested in non-dividend paying equities, domestic and foreign fixed income securities,
ETFs, ETNs, and/or in option strategies to enhance the Fund's returns or to mitigate risk and volatility. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S.
government agency securities, high-yield bonds (also known as "junk bonds"),
ETNs, and variable and floating rate securities. The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager's assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Dividend Growth Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets. The Fund may invest up to 10% of its net assets in high-yield bonds (also known as "junk bonds"). Excluding money market funds, which may be used as cash equivalents, the Fund may also invest up to 60% of its net assets in other investment companies, including ETFs. Investments in other investment companies that invest predominantly in dividend-paying equity securities are considered dividend-paying equity securities for the 80% test. The Fund may invest in companies of any size market capitalization.

The Dividend Growth Fund seeks to provide absolute returns, regardless of the performance of the overall market, by using quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases using a combination of price regression and momentum factors. The Advisor's buy discipline systematically adds qualifying securities within the Fund's target allocations using available cash.

Once securities are purchased, the Advisor maintains a strict sell discipline with a dynamic stop loss and goal setting process that attempts to control the effects of the volatility of each invested position on the Dividend Growth
Fund's value. If a security stays within its acceptable price channel, the
Advisor will continue to hold it in the Fund's portfolio. If the security moves outside the acceptable price channel, a stop is triggered and the Advisor will sell the security. This results in a responsive process that actively adjusts the Fund's allocation by causing it to become more fully invested or by raising cash to protect capital.

The Dividend Growth Fund's target allocation is 90% dividend-paying equity securities.

At the discretion of the Advisor, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual
		basis.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Dividend Growth Fund. The following additional risks could affect the value of your investment:

·  Market Risk - Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the
   Dividend Growth Fund.

·  Management Risk - Your investment in the Dividend Growth Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis, and determination of portfolio securities. If the
   Advisor's investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease. The Advisor has not previously managed a mutual fund.

·  Newer Fund Risk - The Dividend Growth Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

·  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

·  Foreign and Emerging Market Securities Risk - Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Dividend Growth Fund's investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

·  Investment Style Risk - The Dividend Growth Fund's investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund's ability to generate income may be affected.

·  Small and Medium Companies Risk - Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  ETF and Mutual Fund Risk - When the Dividend Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases
   ETFs.

·  Master Limited Partnership Risk - Investing in Master Limited Partnerships
   ("MLPs") entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

·  Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

·  Fixed Income Securities Risk - Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Dividend
   Growth Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may
   "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  High-Yield Securities Risk - The fixed income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in valued based on public perception of the issuer.

·  Exchange-Traded Note Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition,
		the notes issued by ETNs and held by a fund are unsecured debt of the issuer.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Dividend Growth Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Dividend Growth Fund. The bar chart shows the annual return for the Fund's Institutional Shares for one year. The table shows how the Fund's average annual returns for one year and since inception compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND
		(1-855-924-3863).
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Dividend Growth Fund. The bar chart shows the annual return for the Fund's Institutional Shares for one year. The table shows how the Fund's average annual returns for one year and since inception compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-WBI-FUND (1-855-924-3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.wbifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31 - Institutional Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Dividend Growth Fund's highest total return for a quarter was 12.11% (quarter ended December 31, 2011) and the lowest total return for a quarter was -19.59% (quarter ended September
		30, 2011).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Dividend Growth Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Dividend Growth Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund
		shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
WBI Absolute Return Dividend Growth Fund (Prospectus Summary) | WBI Absolute Return Dividend Growth Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
WBI Absolute Return Dividend Growth Fund (Prospectus Summary) | WBI Absolute Return Dividend Growth Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	3.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.59%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.56%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.03%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,155
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,112
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,539
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.79%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
WBI Absolute Return Dividend Growth Fund (Prospectus Summary) | WBI Absolute Return Dividend Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.78%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	802
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,188
Annual Return 2011	rr_AnnualReturn2011	(3.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.59%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.79%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
WBI Absolute Return Dividend Growth Fund (Prospectus Summary) | WBI Absolute Return Dividend Growth Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.85%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010
WBI Absolute Return Dividend Growth Fund (Prospectus Summary) | WBI Absolute Return Dividend Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.22%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2010

[1]	The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load shares and 1.75% of average daily net assets for Institutional shares (the "Expense Caps"). The Expense Caps will remain in effect through at least March 30, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.
[2]	Net Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to AFFE.